Taxes on Income (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Aug. 31, 2013	Dec. 31, 2020	Dec. 22, 2017
Taxes on Income (Details) [Line Items]
Income tax rate			23.00%
Tax credit carryforward, description		the tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel (“Development Area A”) and 16% in other areas. In 2017, the tax rate at Development Area A was reduced to 7.5%.
Companies foreign currency exchange rate			90.00%
Subject to tax at a rate			4.00%
Tax loss carry forward (in Dollars)			$ 35,071
Capital loss (in Dollars)			$ 1,069
Maximum offset percentage of taxable income for tax period			30.00%
Net change in total valuation allowance (in Dollars)			$ 310
U.S. subsidiary [Member]
Taxes on Income (Details) [Line Items]
Income tax rate			21.00%
Tax credit carryforward, description			Such losses are available to offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2021-2026 for federal tax purposes.	Changes include, but are not limited to, a U.S. federal corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S. international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017.
Tax loss carry forward (in Dollars)			$ 5,382
Brazilian subsidiary [Member]
Taxes on Income (Details) [Line Items]
Income tax rate			34.00%
Tax loss carry forward (in Dollars)			$ 2,859
Indian subsidiary [Member]
Taxes on Income (Details) [Line Items]
Income tax rate			22.00%
Development area A [Member]
Taxes on Income (Details) [Line Items]
Income tax rate	7.50%
Other areas [Member]
Taxes on Income (Details) [Line Items]
Income tax rate	12.00%
Research and Development Expense [Member]
Taxes on Income (Details) [Line Items]
Tax loss carry forward (in Dollars)			$ 12,442